STOCK-BASED COMPENSATION PLANS (Details 4) - Plan - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Outstanding at the beginning of the period (in shares)	947,000
Granted (in shares)	548.00
Exercised (in shares)	(144,000)
Forfeited/canceled (in shares)	(508,000)
Outstanding at the end of the period (in shares)	843,000	947,000
Exercisable at the end of the period (in shares)	328,000
Expected to vest at the end of the period (in shares)	485,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 12.28
Granted (in dollars per share)	14.74
Exercised (in dollars per share)	11.77
Forfeited/canceled (in dollars per share)	14.53
Outstanding at the end of the period (in dollars per share)	12.61	$ 12.28
Exercisable at the end of the period (in dollars per share)	11.41
Expected to vest at the end of the period (in dollars per share)	$ 13.35
Weighted-Average Remaining Contractual Life
Outstanding at the end of the period	7 years 2 months 12 days
Exercisable at the end of the period	4 years 3 months 18 days
Expected to vest at the end of the period	9 years
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 355
Exercisable at the end of the period	212
Expected to vest at the end of the period	$ 137
Additional disclosures
Weighted-average grant date fair value (in dollars per share)	$ 14.74	$ 5.39
Total intrinsic value of options exercised	$ 600	$ 0	$ 1,500
Cash received from the exercise of options	1,700	0	5,100
Tax benefits realized from stock options exercised	200	$ 0	$ 400
Total unrecognized compensation cost related to unvested options, net of expected forfeitures	$ 2,600
Weighted-average recognition period	1 year
Weighted-average assumptions used to estimate the fair value of stock options granted during the period using the Black-Scholes option pricing model
Risk-free interest rate (as a percent)	1.71%	1.87%
Expected term	5 years 9 months 29 days	5 years 11 months 16 days
Dividend yield (as a percent)	0.00%	0.00%
Volatility (as a percent)	45.65%	48.93%